American Century Investments®
Quarterly Portfolio Holdings
Small Cap Dividend Fund
June 30, 2025

Small Cap Dividend - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.0%
Automobile Components — 1.2%
Patrick Industries, Inc.	13,720	1,265,944
Banks — 24.8%
Atlantic Union Bankshares Corp.	43,370	1,356,614
Bank7 Corp.	33,154	1,386,832
City Holding Co.	2,131	260,877
Columbia Banking System, Inc.	104,020	2,431,988
CVB Financial Corp.	57,824	1,144,337
Esquire Financial Holdings, Inc.	10,015	948,020
First Merchants Corp.	12,070	462,281
FNB Corp.	158,039	2,304,223
Home BancShares, Inc.	79,494	2,262,399
International Bancshares Corp.	33,249	2,213,053
Lakeland Financial Corp.	10,515	646,147
Northpointe Bancshares, Inc.	38,284	524,874
Old National Bancorp	107,539	2,294,882
Popular, Inc.	18,523	2,041,420
Provident Financial Services, Inc.	59,731	1,047,084
United Bankshares, Inc.	34,618	1,261,134
Webster Financial Corp.	52,426	2,862,459
		25,448,624
Building Products — 0.3%
Tecnoglass, Inc.	4,668	361,116
Capital Markets — 2.3%
GCM Grosvenor, Inc., Class A	57,837	668,596
Marex Group PLC	43,962	1,735,180
		2,403,776
Chemicals — 3.5%
Ashland, Inc.	27,424	1,378,879
Avient Corp.	30,206	975,956
Minerals Technologies, Inc.	21,547	1,186,593
		3,541,428
Commercial Services and Supplies — 1.9%
Brink's Co.	22,089	1,972,327
Construction Materials — 1.2%
Titan America SA(1)	99,131	1,237,155
Containers and Packaging — 2.7%
Graphic Packaging Holding Co.	129,813	2,735,160
Electronic Equipment, Instruments and Components — 3.3%
Avnet, Inc.	15,596	827,836
Ingram Micro Holding Corp.(2)	78,350	1,632,814
Vishay Intertechnology, Inc.	55,889	887,517
		3,348,167
Energy Equipment and Services — 1.8%
ChampionX Corp.	21,210	526,856
Flowco Holdings, Inc., Class A	74,108	1,319,864
		1,846,720
Financial Services — 2.7%
Enact Holdings, Inc.	6,556	243,556
EVERTEC, Inc.	71,463	2,576,241
		2,819,797

Food Products — 0.2%
WK Kellogg Co.(2)	14,477	230,763
Gas Utilities — 0.6%
Southwest Gas Holdings, Inc.	7,903	587,904
Ground Transportation — 0.8%
Proficient Auto Logistics, Inc.(1)	110,055	798,999
Health Care Equipment and Supplies — 1.7%
Embecta Corp.	175,379	1,699,423
Health Care REITs — 1.5%
American Healthcare REIT, Inc.	40,718	1,495,979
Hotel & Resort REITs — 2.3%
Ryman Hospitality Properties, Inc.	19,059	1,880,551
Xenia Hotels & Resorts, Inc.	41,340	519,644
		2,400,195
Hotels, Restaurants and Leisure — 2.7%
Papa John's International, Inc.	21,685	1,061,264
Vail Resorts, Inc.	11,086	1,741,943
		2,803,207
Household Durables — 2.2%
KB Home	19,560	1,036,093
Meritage Homes Corp.	17,756	1,189,120
		2,225,213
Household Products — 1.6%
Spectrum Brands Holdings, Inc.	30,786	1,631,658
Industrial REITs — 2.6%
Americold Realty Trust, Inc.	91,687	1,524,755
Terreno Realty Corp.	20,524	1,150,780
		2,675,535
Insurance — 4.0%
Axis Capital Holdings Ltd.	28,747	2,984,514
Fidelis Insurance Holdings Ltd.	64,856	1,075,312
		4,059,826
Leisure Products — 1.4%
Brunswick Corp.	25,421	1,404,256
Machinery — 7.1%
Albany International Corp., Class A	15,304	1,073,269
Atmus Filtration Technologies, Inc.	16,718	608,870
Kennametal, Inc.	57,598	1,322,450
Luxfer Holdings PLC	129,237	1,574,107
Timken Co.	36,596	2,655,040
		7,233,736
Media — 1.8%
Entravision Communications Corp., Class A	198,067	459,515
John Wiley & Sons, Inc., Class A	11,123	496,420
Townsquare Media, Inc., Class A	118,986	941,179
		1,897,114
Multi-Utilities — 0.8%
Northwestern Energy Group, Inc.	15,412	790,636
Oil, Gas and Consumable Fuels — 9.6%
Chord Energy Corp.	14,428	1,397,352
Crescent Energy Co., Class A	228,496	1,965,065
Hess Midstream LP, Class A	52,284	2,013,457
Infinity Natural Resources, Inc., Class A(1)	35,102	642,718
Mach Natural Resources LP	101,366	1,463,725
TXO Partners LP	155,281	2,335,426
		9,817,743

Personal Care Products — 0.9%
Edgewell Personal Care Co.	37,700	882,557
Professional Services — 2.0%
Korn Ferry	8,124	595,733
Science Applications International Corp.	13,239	1,490,844
		2,086,577
Residential REITs — 0.7%
UMH Properties, Inc.	42,832	719,149
Semiconductors and Semiconductor Equipment — 2.5%
Amkor Technology, Inc.	42,797	898,309
Kulicke & Soffa Industries, Inc.	48,133	1,665,402
		2,563,711
Specialized REITs — 2.3%
EPR Properties	35,600	2,074,056
Smartstop Self Storage REIT, Inc.	7,577	274,515
		2,348,571
Specialty Retail — 0.8%
Bath & Body Works, Inc.	26,519	794,509
Tobacco — 0.6%
Turning Point Brands, Inc.	8,596	651,319
Trading Companies and Distributors — 1.6%
Applied Industrial Technologies, Inc.	6,921	1,608,786
TOTAL COMMON STOCKS (Cost $110,872,977)		100,387,580
PREFERRED SECURITIES — 0.5%
Financial Services — 0.5%
Compass Diversified Holdings, 7.875% (Cost $498,558)	28,103	522,154
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,230,758	1,230,758
State Street Navigator Securities Lending Government Money Market Portfolio(3)	567,821	567,821
TOTAL SHORT-TERM INVESTMENTS (Cost $1,798,579)		1,798,579
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $113,170,114)		102,708,313
OTHER ASSETS AND LIABILITIES — (0.3)%		(284,778)
TOTAL NET ASSETS — 100.0%		$102,423,535

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $647,563. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $669,508, which includes securities collateral of $101,687.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.